Intangible assets and goodwill - Summary Of Reconciliation Of Carrying Amount (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 675	$ 913
Amortization for the year	21	236	$ 261
Ending balance	904	675	913
Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,788	1,544
Amortization for the year	21	236
Disposals/Write-off/Derecognition		(1)
Effects of movements in exchange rates	(1)	1
Impairment loss on goodwill	3	8
Ending balance	1,811	1,788	1,544
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,463	2,457
Additions	5	3
Internally developed	15	9
Acquisition through business combination	233
Disposals/Write-off/Derecognition		(1)
Effects of movements in exchange rates	(1)	(5)
Ending balance	2,715	2,463	2,457
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Ending balance	64	0	0
Trademark [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization for the year	5	0
Disposals/Write-off/Derecognition		0
Effects of movements in exchange rates	0	0
Impairment loss on goodwill	0	0
Ending balance	5	0	0
Trademark [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Additions	0	0
Internally developed	0	0
Acquisition through business combination	69
Disposals/Write-off/Derecognition		0
Effects of movements in exchange rates	0	0
Ending balance	69	0	0
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	647	656
Impairment loss on goodwill	3	8	28
Ending balance	807	647	656
Goodwill [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	65	56
Amortization for the year	0	0
Disposals/Write-off/Derecognition		0
Effects of movements in exchange rates	0	1
Impairment loss on goodwill	3	8
Ending balance	68	65	56
Goodwill [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	712	712
Additions	0	0
Internally developed	0	0
Acquisition through business combination	163
Disposals/Write-off/Derecognition		0
Effects of movements in exchange rates	0	0
Ending balance	875	712	712
Non Compete Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	214
Ending balance	0	0	214
Non Compete Agreement [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,644	1,430
Amortization for the year	0	214
Disposals/Write-off/Derecognition		0
Effects of movements in exchange rates	0	0
Impairment loss on goodwill	0	0
Ending balance	1,644	1,644	1,430
Non Compete Agreement [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,644	1,644
Additions	0	0
Internally developed	0	0
Acquisition through business combination	0
Disposals/Write-off/Derecognition		0
Effects of movements in exchange rates	0	0
Ending balance	1,644	1,644	1,644
Other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28	43
Ending balance	33	28	43
Other intangible assets [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	79	58
Amortization for the year	16	22
Disposals/Write-off/Derecognition		(1)
Effects of movements in exchange rates	(1)
Impairment loss on goodwill	0	0
Ending balance	94	79	58
Other intangible assets [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	107	101
Additions	5	3
Internally developed	15	9
Acquisition through business combination	1
Disposals/Write-off/Derecognition		(1)
Effects of movements in exchange rates	(1)	(5)
Ending balance	$ 127	$ 107	$ 101